Shareholder Report, Average Annual Return (Details) 1014056_Franklin Income Focus ETF_Single Class_TSR Annual {Single Class}		12 Months Ended	34 Months Ended
		Mar. 31, 2026	Mar. 31, 2026
Franklin Income Focus ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Franklin Income Focus ETF (NAV)
Average Annual Return, Percent		13.65%	10.61%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		18.09%	17.32%
Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark
Average Annual Return, Percent	[1]	9.65%	10.32%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		4.35%	4.22%

[1]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index.